CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated other comprehensive loss associated companies [Member]	Retained Earnings [Member]
Balance, at beginning of year at Dec. 31, 2012	$ 994,768	$ 85,225	$ 144,258	$ 561,372	$ (79,421)	$ (5,176)	$ 288,510
Balance, at beginning of year (in shares) at Dec. 31, 2012	85,225,000	85,225,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	8,035,000	8,035,000
Shares issued	128,915	8,035	120,880
Payments in lieu of issuing shares for exercised share options	(448)		(448)
Amortization of stock based compensation	140		140
Equity component of convertible bond issuance, net	20,722		20,722
Amortization of deferred equity contributions	6,385			6,385
Loss on hedging financial instruments reclassified into earnings	502				502
Fair value adjustments to hedging financial instruments	37,036				32,908	4,128
Fair value adjustments to available for sale securities	218				218
Other items of comprehensive (loss)/income	(68)				(68)
Net income	57,442						57,442
Dividends declared	(36,371)						(36,371)
Balance, at end of year at Jun. 30, 2013	1,209,241	93,260	285,552	567,757	(45,861)	(1,048)	309,581
Balance, at end of year (in shares) at Jun. 30, 2013	93,260,000	93,260,000
Balance, at beginning of year at Dec. 31, 2012	994,768	85,225	144,258	561,372	(79,421)	(5,176)	288,510
Balance, at beginning of year (in shares) at Dec. 31, 2012	85,225,000	85,225,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	8,035,000	8,035,000
Shares issued	128,915	8,035	120,880
Payments in lieu of issuing shares for exercised share options	(448)		(448)
Amortization of stock based compensation	220		220
Equity component of convertible bond issuance, net	20,722		20,722
Amortization of deferred equity contributions	20,197			20,197
Loss on hedging financial instruments reclassified into earnings	2,102				2,102
Fair value adjustments to hedging financial instruments	44,724				41,827	2,897
Fair value adjustments to available for sale securities	699				699
Other items of comprehensive (loss)/income	(58)				(58)
Net income	89,206						89,206
Dividends declared	(109,114)						(109,114)
Balance, at end of year at Dec. 31, 2013	1,191,933	93,260	285,632	581,569	(34,851)	(2,279)	268,602
Balance, at end of year (in shares) at Dec. 31, 2013	93,260,000	93,260,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)	99,000	99,000
Shares issued	463	99	364
Payments in lieu of issuing shares for exercised share options	(1,196)		(1,196)
Amortization of stock based compensation	29		29
Equity component of convertible bond issuance, net	0		0
Amortization of deferred equity contributions	2,319			2,319
Loss on hedging financial instruments reclassified into earnings	5,196				5,196
Fair value adjustments to hedging financial instruments	(9,909)				(8,996)	(913)
Fair value adjustments to available for sale securities	(346)				(346)
Other items of comprehensive (loss)/income	3				3
Net income	63,092						63,092
Dividends declared	(75,562)						(75,562)
Balance, at end of year at Jun. 30, 2014	$ 1,176,022	$ 93,359	$ 284,829	$ 583,888	$ (38,994)	$ (3,192)	$ 256,132
Balance, at end of year (in shares) at Jun. 30, 2014	93,359,000	93,359,000